Other payables and accruals (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Amount included in contract liabilities at the beginning of the year	¥ 29.7	¥ 54.1